Summary of Significant Accounting Policies - Intangible Assets Amortised on Straight-line Basis over Useful Economic Lives (Details)	12 Months Ended
Dec. 31, 2021
Software
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Useful economic lives of intangible assets	3-10 years